Transactions with Related Parties - Consolidated Balance Sheets (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Assets:
Due from related party		$ 402	$ 3,636
Liabilities:
Due to related parties		7,979	1,016
CMTC - amounts relating to vessels acquisitions (a) [Member]
Assets:
Due from related party	[1]	402	0
Capital-Executive – advances from the Partnership (b) [Member]
Assets:
Due from related party	[2]	0	3,636
CSM - payments on behalf of the Partnership (c) [Member]
Liabilities:
Due to related parties	[3]	114	705
Management fee payable to CSM (d)
Liabilities:
Due to related parties	[4]	0	25
Capital-Executive - payments on behalf of the Partnership (c) [Member]
Liabilities:
Due to related parties	[3]	3,823	0
Capital-Gas - payments on behalf of the Partnership (c) [Member]
Liabilities:
Due to related parties	[3]	4,042	107
Management fee payable to Capital-Gas (d) [Member]
Liabilities:
Due to related parties	[4]	$ 0	$ 179

[1]	Amounts relating to vessels acquisitions: This line item mainly includes collected hire income payable from CMTC in connection with the acquisition of the vessels under the Umbrella Agreement.
[2]	Managers - Advances from the Partnership: This line item represents the amounts advanced by the Partnership for operating and voyage expenses that will be paid by the Managers on behalf of the Partnership and its subsidiaries.
[3]	Managers - Payments on Behalf of the Partnership: This line item represents the amount outstanding for payments for operating and voyage expenses made by the Managers on behalf of the Partnership and its subsidiaries.
[4]	Management fee payable to Managers: The amount outstanding as of December 31, 2022 represents the management fee payable to the Managers under the management agreements.